Employee Benefit Plans - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	$ 155
2020	157
2021	159
2022	162
2023	162
2024 - 2028	836
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	105
2020	107
2021	110
2022	112
2023	114
2024 - 2028	581
International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	50
2020	50
2021	49
2022	50
2023	48
2024 - 2028	255
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	2
2020	2
2021	2
2022	1
2023	1
2024 - 2028	4
Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2019	30
2020	20
2021	19
2022	17
2023	16
2024 - 2028	$ 66